Schedule of financials liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Derivative Instruments (Warrants)	kr (128,381)	kr (1,432)
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Derivative Instruments (Warrants)
Embedded derivative (Convertible debt)
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Derivative Instruments (Warrants)
Embedded derivative (Convertible debt)
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative Instruments (Warrants)
Embedded derivative (Convertible debt)	4,603
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative Instruments (Warrants)	128,381
Embedded derivative (Convertible debt)
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative Instruments (Warrants)		1,432
Embedded derivative (Convertible debt)
Later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative Instruments (Warrants)
Embedded derivative (Convertible debt)